UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2019

Item 1. Reports to Stockholders.

Annual Report
August 31, 2019

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar China BioPharma ETF
Ticker: CHNA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2018 through August 31, 2019 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had negative performance during the current fiscal period. The market price for CNCR decreased 24.14% and the NAV decreased 24.05%, while the S&P 500 Index, a broad market index, gained 2.92% over the same period. The Fund’s Index fell 23.50%. Meanwhile, outstanding shares ended the current fiscal period at 1,750,000.

For the current fiscal period, the largest positive contributor to return was Mirati Therapeutics Inc (MRTX US), adding 4.10% to the return of the Fund, gaining 80.88% with an average weighting of 4.48%. The second largest contributor to return was Iovance Biotherapeutics Inc (IOVA US), adding 1.94% to the return of the Fund, gaining 18.70% with an average weighting of 4.38%. The third largest contributor to return was Y-mAbs Therapeutics Inc (YMAB US), adding 1.07% to the return of the Fund, gaining 33.85% with an average weighting of 2.90%.

For the current fiscal period, the largest negative contributor to return was Nektar Therapeutics (NKTR US), detracting 4.01% from the return of the Fund, declining 73.58% with an average weighting of 3.70%. The security contributing second-most negatively was Adaptimmune Therapeutics Plc (ADAP US), detracting 2.97% from the return of the Fund, and declining 69.70% with an average weighting of 2.64%. The third largest negative contributor to return was Dynavax Technologies Corp (DVAX US), detracting 2.94% from the return of the Fund, and declining 71.34% with an average weight of 2.57%.

For the current fiscal period, the best performing security in the Fund was Mirati Therapeutics Inc (MRTX US), gaining 80.88% and contributing 4.10% to the return of the Fund. The second-best performing security for the current fiscal period was Y-mAbs Therapeutics Inc (YMAB US), gaining 33.85% and contributing 1.07% to the return of the Fund. The third-best performing security was Argenx SE (ARGX US), gaining 30.07% for the current fiscal period and contributing 1.00% to the return of the Fund.

For the current fiscal period, the worst performing security in the Fund was Nektar Therapeutics (NKTR US), declining 73.58% and reducing the return of the Fund by 4.01%. The second-worst performing security in the Fund was Dynavax Technologies

Loncar Cancer Immunotherapy ETF

Corp (DVAX US), declining 71.34% and reducing the return of the Fund by 2.94%. The third-worst performing security in the Fund was Adaptimmune Therapeutics Plc (ADAP US), declining 69.70% and reducing the return of the Fund by 2.97%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 25 securities that have a strategic focus on the area of cancer immunotherapy or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2018 through August 31, 2019 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had negative performance during the current fiscal period. The market price for CHNA decreased 8.98% and the NAV decreased 8.33%, while the Nasdaq Biotechnology Index, a broad market index, detracted 15.82% over the same period. The Fund’s Index fell 7.50%. Meanwhile, outstanding shares ended the current fiscal period at 300,000.

For the current fiscal period, the largest positive contributor to return was WuXi AppTec Co Ltd (2359 HK), adding 2.11% to the return of the Fund, gaining 51.75% with an average weighting of 2.86%. The second largest contributor to return was Zai Lab Ltd (ZLAB US), adding 1.68% to the return of the Fund, gaining 43.47% with an average weighting of 3.46%. The third largest contributor to return was Austar Lifesciences Ltd (6118 HK), adding 1.51% to the return of the Fund, gaining 43.62% with an average weighting of 2.81%.

For the current fiscal period, the largest negative contributor to return was Ascletis Pharma Inc (1672 HK), detracting 1.79% from the return of the Fund, declining 57.67% with an average weighting of 2.27%. The security contributing second-most negatively was Shanghai Haohai Biological Technology Co Ltd (6826 HK), detracting 1.59% from the return of the Fund, and declining 39.59% with an average weighting of 2.94%. The third largest negative contributor to return was CASI Pharmaceuticals Inc (CASI US), detracting 1.43% from the return of the Fund, and declining 53.09% with an average weight of 1.96%.

For the current fiscal period, the best performing security in the Fund was WuXi AppTec Co Ltd (2359 HK), gaining 51.75% and contributing 2.11% to the return of the Fund. The second-best performing security for the current fiscal period was Austar Lifesciences Ltd (6118 HK), gaining 43.62% and contributing 1.51% to the return of the Fund. The third-best performing security was Zai Lab Ltd (ZLAB US), gaining 43.47% for the current fiscal period and contributing 1.68% to the return of the Fund.

For the current fiscal period, the worst performing security in the Fund was Ascletis Pharma Inc (1672 HK), declining 57.67% and reducing the return of the Fund by 1.79%. The second-worst performing security in the Fund was CASI Pharmaceuticals

Loncar China BioPharma ETF

Inc (CASI US), declining 53.09% and reducing the return of the Fund by 1.43%. The third-worst performing security in the Fund was Cellular Biomedicine Group Inc (CBMG US), declining 41.93% and reducing the return of the fund by 1.12%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund’s assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the invest The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund’s sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index – An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market® (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

The Loncar China BioPharma Index – an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

Loncar China BioPharma ETF

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

		Since
		Inception
Average Annualized Returns	1 Year	(10/13/2015)
Loncar Cancer Immunotherapy ETF – NAV	-24.05%	-5.71%
Loncar Cancer Immunotherapy ETF – Market	-24.14%	-5.78%
Loncar Cancer Immunotherapy Index	-23.50%	-4.91%
S&P 500® Index	2.92%	12.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 13, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Loncar China BioPharma ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

		Since
		Inception
Average Annualized Returns	1 Year	(8/14/2018)
Loncar China BioPharma ETF – NAV	-8.33%	-7.97%
Loncar China BioPharma ETF – Market	-8.98%	-8.21%
Loncar China BioPharma Index	-7.50%	-7.17%
Nasdaq Biotechnology Index	-15.82%	-11.82%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 14, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

Percentage of
Industry Group	Net Assets
Biotechnology♦	78.9%
Pharmaceuticals	21.1
Short-Term Investments+	0.0
Liabilities in Excess of Other Assets+	0.0
Total	100.0%
♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Loncar China BioPharma ETF

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

Percentage of
Industry Group	Net Assets
Biotechnology♦	42.2%
Pharmaceuticals♦	37.0
Biotechnology Services	10.0
Pharmaceutical Manufacturing	6.4
Pharmaceutical Distribution	4.3
Short-Term Investments	0.1
Other Assets in Excess of Liabilities+	0.0
Total	100.0%
♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2019

Shares	Security Description	Value

	COMMON STOCKS – 100.0%

	Biotechnology – 78.9%♦
52,823	Allogene Therapeutics, Inc. (a)	$1,438,370
11,225	Argenx SE – ADR (a)	1,475,526
64,063	Atara Biotherapeutics, Inc. (a)	864,851
87,913	Autolus Therapeutics plc – ADR (a)	909,900
11,306	BeiGene, Ltd. – ADR (a)	1,625,238
11,403	Bluebird Bio, Inc. (a)	1,178,044
89,964	Cellectis S.A. – ADR (a)	1,095,762
31,921	CRISPR Therapeutics AG (a)	1,475,069
80,421	Fate Therapeutics, Inc. (a)	1,312,471
72,917	Iovance Biotherapeutics, Inc. (a)	1,531,986
92,279	MacroGenics, Inc. (a)	1,323,281
87,410	Moderna, Inc. (a)	1,374,959
56,690	MorphoSys AG – ADR (a)	1,671,221
41,519	Nektar Therapeutics (a)	729,489
113,703	Precision BioSciences, Inc. (a)	968,750
20,498	Seattle Genetics, Inc. (a)	1,488,975
43,490	Xencor, Inc. (a)	1,621,307
64,571	Y-mAbs Therapeutics, Inc. (a)	1,715,651
270,870	ZIOPHARM Oncology, Inc. (a)	1,351,641
68,588	Zymeworks, Inc. (a)	1,827,184
		26,979,675
	Pharmaceuticals – 21.1%
35,803	AstraZeneca plc – ADR	1,612,209
30,064	Bristol-Myers Squibb Company	1,445,176
21,100	Gilead Sciences, Inc.	1,340,694
17,165	Merck & Company, Inc.	1,484,258
4,601	Regeneron Pharmaceuticals, Inc. (a)	1,334,520
		7,216,857
	TOTAL COMMON STOCKS (Cost $35,990,481)	34,196,532

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.0%+
5,986	First American Government
	Obligations Fund, Class X – 2.03%*	$5,986
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,986)	5,986
	TOTAL INVESTMENTS – 100.0% (Cost $35,996,467)	34,202,518
	Liabilities in Excess of Other Assets – 0.0%+	(7,950)
	NET ASSETS – 100.0%	$34,194,568

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry goups or strategies. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of August 31, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
August 31, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.9%

	Biotechnology – 42.2%♦
132,500	3SBio, Inc. (a)	$204,279
1,592	BeiGene, Ltd. – ADR (a)	228,850
48,200	CanSino Biologics, Inc. – H Shares (a)	196,851
48,415	CASI Pharmaceuticals, Inc. (a)	157,833
12,373	Cellular Biomedicine Group, Inc. (a)	152,683
2,110	China Biologic Products Holdings, Inc. (a)	211,570
94,000	Genscript Biotech Corporation (a)	210,906
10,417	Hutchison China MediTech, Ltd. – ADR (a)	226,986
69,500	Innovent Biologics, Inc. (a)	224,856
30,700	Shanghai Haohai Biological
	Technology Company, Ltd. – H Shares	137,135
53,000	Shanghai Junshi Biosciences
	Company, Ltd. – H Shares (a)	207,323
248,000	Sino Biopharmaceutical, Ltd.	369,055
312,000	Viva Biotech Holdings	162,464
6,503	Zai Lab, Ltd. – ADR (a)	212,063
		2,902,854
	Biotechnology Services – 10.0%
33,720	Wuxi AppTec Company, Ltd. – H Shares	378,284
29,000	Wuxi Biologics Cayman, Inc. (a)	305,717
		684,001
	Pharmaceutical Distribution – 4.3%
81,200	Sinopharm Group Company, Ltd. – H Shares	293,799

	Pharmaceutical Manufacturing – 6.4%
260,000	SSY Group, Ltd.	230,290
44,400	YiChang HEC ChangJiang Pharmaceutical
	Company, Ltd. – H Shares	212,215
		442,505
	Pharmaceuticals – 37.0%♦
235,000	China Medical System Holdings, Ltd.	293,324
204,000	China Resources Pharmaceutical Group, Ltd.	210,890
186,000	CSPC Pharmaceutical Group, Ltd.	372,221
54,000	Guangzhou Baiyunshan Pharmaceutical
	Holdings Company, Ltd. – H Shares	202,276

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.9% (Continued)

	Pharmaceuticals – 37.0%♦ (Continued)
102,000	Hansoh Pharmaceutical Group Company, Ltd. (a)	$345,626
90,670	Livzon Pharmaceutical Group, Inc. – H Shares	249,375
292,000	Luye Pharma Group, Ltd.	226,956
76,500	Shanghai Fosun Pharmaceutical Group
	Company, Ltd. – H Shares	227,488
118,500	Shanghai Pharmaceuticals Holding
	Company, Ltd. – H Shares	223,832
1,082,000	Sihuan Pharmaceutical Holdings Group, Ltd.	193,329
		2,545,317
	TOTAL COMMON STOCKS (Cost $6,863,076)	6,868,476

	SHORT-TERM INVESTMENTS – 0.1%
3,945	First American Government
	Obligations Fund, Class X – 2.03%*	3,945
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,945)	3,945
	TOTAL INVESTMENTS- 100.0% (Cost $6,867,021)	6,872,421
	Other Assets in Excess of Liabilities – 0.0%+	3,005
	NET ASSETS – 100.0%	$6,875,426

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of August 31, 2019.
+	Represents less that 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2019

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
ASSETS
Investments in securities, at value* (Note 2)	$34,202,518	$6,872,421
Receivable for securities sold	981,186	—
Dividends and interest receivable	16,412	6,206
Total assets	35,200,116	6,878,627

LIABILITIES
Payable for capital shares redeemed	981,260	—
Management fees payable	24,288	3,201
Total liabilities	1,005,548	3,201

NET ASSETS	$34,194,568	$6,875,426

Net assets consist of:
Paid-in capital	$56,660,604	$6,987,353
Total distributable earnings (accumulated deficit)	(22,466,036)	(111,927)
Net assets	$34,194,568	$6,875,426

Net asset value:
Net assets	$34,194,568	$6,875,426
Shares outstanding^	1,750,000	300,000
Net asset value, offering and
redemption price per share	$19.54	$22.92
* Identified Cost:
Investment in securities	$35,996,467	$6,867,021

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2019

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
INCOME
Dividends+	$224,077	$39,609
Interest	395	256
Total investment income	224,472	39,865
EXPENSES
Management fees	332,101	21,994
Total expenses	332,101	21,994
Net investment income (loss)	(107,629)	17,871

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,722,882)	(134,433)
Foreign currency transactions	—	68
Change in unrealized appreciation (depreciation) on:
Investments	(6,781,180)	18,924
Net realized and unrealized
gain (loss) on investments	(13,504,062)	(115,441)
Net increase (decrease) in net assets
resulting from operations	$(13,611,691)	$(97,570)

+	Net of foreign withholding taxes of $0 and $2,056, respectively.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
OPERATIONS
Net investment income (loss)	$(107,629)	$(177,456)
Net realized gain (loss) on investments	(6,722,882)	(3,429,316)
Change in unrealized appreciation
(depreciation) on investments	(6,781,180)	937,700
Net increase (decrease) in net
assets resulting from operations	(13,611,691)	(2,669,072)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(560,319	)(1)
Total distributions to shareholders	—	(560,319)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,028,280	35,514,770
Payments for shares redeemed	(13,394,475)	(14,209,925)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(11,366,195)	21,304,845
Net increase (decrease) in net assets	$(24,977,886)	$18,075,454

NET ASSETS
Beginning of year	$59,172,454	$41,097,000
End of year	$34,194,568	$59,172,454	(2)

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
	Shares	Shares
Subscriptions	100,000	1,250,000
Redemptions	(650,000)	(550,000)
Net increase (decrease)	(550,000)	700,000

(1)	Distribution is derived entirely from net investment income for the Fund.
(2)	Includes accumulated net investment loss of $700,692.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	August 31, 2019	August 31, 2018(1)
OPERATIONS
Net investment income (loss)	$17,871	$(833)
Net realized gain (loss) on investments
and foreign currency transactions	(134,365)	14,530
Change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	18,924	(13,524)
Net increase (decrease) in net
assets resulting from operations	(97,570)	173

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,471,450	3,720,580
Payments for shares redeemed	—	(1,220,580)
Transaction fees (Note 6)	1,373	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	4,472,823	2,500,000
Net increase (decrease) in net assets	$4,375,253	$2,500,173

NET ASSETS
Beginning of year/period	$2,500,173	$—
End of year/period	$6,875,426	$2,500,173 (2)

(a)	Summary of capital share transactions is as follows:

	Year Ended	Period Ended
	August 31, 2019	August 31, 2018
	Shares	Shares
Subscriptions	200,000	150,000
Redemptions	—	(50,000)
Net increase (decrease)	200,000	100,000

(1)	The Fund commenced operations on August 14, 2018. The information presented is for the period from August 14, 2018 to August 31, 2018.
(2)	Includes accumulated net investment loss of $833.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,
	2019	2018	2017	2016(1)
Net asset value,
beginning of year/period	$25.73	$25.69	$24.08	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	(0.05)	(0.09)	(0.06)	0.00	(3)
Net realized and unrealized
gain (loss) on investments	(6.14)	0.48 (7)	1.67	(0.81)
Total from
investment operations	(6.19)	0.39	1.61	(0.81)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	—	(0.35)	—	(0.11)
Total distributions	—	(0.35)	—	(0.11)
Net asset value,
end of year/period	$19.54	$25.73	$25.69	$24.08

Total return	-24.05%	1.63%	6.65%	-3.32	%(4)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$34,195	$59,172	$41,097	$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average
net assets	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss)
to average net assets	(0.26)%	(0.34)%	(0.25)%	(0.02	)%(5)

Portfolio turnover rate(6)	58%	78%	34%	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended		Period Ended
	August 31,		August 31,
	2019		2018(1)
Net asset value, beginning of year/period	$25.00		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.14		(0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency	(2.23	)(6)	0.01
Total from investment operations	(2.09)		—

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—
Total distributions	—		—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (See Note 6)	0.01		—
Net asset value, end of year/period	$22.92		$25.00

Total return	-8.33%		0.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$6,875		$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%		0.79	%(4)
Net investment income (loss) to average net assets	0.64%		(0.78	)%(4)

Portfolio turnover rate(5)	35%		0	%(3)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net assets value per share for the period,  and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF investment objective is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index. The Loncar China Biopharma ETF investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015 and August 14, 2018, respectively.

The end of the reporting period for the Funds is August 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,196,532	$—	$—	$34,196,532
Short-Term Investments	5,986	—	—	5,986
Total Investments
in Securities	$34,202,518	$—	$—	$34,202,518

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,868,476	$—	$—	$6,868,476
Short-Term Investments	3,945	—	—	3,945
Total Investments
in Securities	$6,872,421	$—	$—	$6,872,421

^ See Schedule of Investments for breakout of investments by industry group classification.

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities and foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses, if any. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
Loncar Cancer Immunotherapy ETF	$(1,203,197)	$1,203,197
Loncar China BioPharma ETF	$ —	$ —

During the current fiscal period, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$1,336,896
Loncar China BioPharma ETF	—

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.79% at an annual rate based on each Fund’s average daily net assets.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$24,435,917	$24,520,471
Loncar China BioPharma ETF	$2,487,925	$ 1,054,227

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$2,024,811	$13,388,360
Loncar China BioPharma ETF	$3,054,296	$ —

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2019 were as follows:

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
Tax cost of investments	$36,371,757	$6,890,270
Gross tax unrealized appreciation	$5,312,699	$479,084
Gross tax unrealized depreciation	(7,481,938)	(496,933)
Net tax unrealized
appreciation (depreciation)	(2,169,239)	(17,849)
Undistributed ordinary income	—	17,106
Undistributed long term gains	—	—
Accumulated gain (loss)	—	17,106
Other accumulated gain (loss)	(20,296,797)	(111,184)
Distributable earnings (accumulated deficit)	$(22,466,036)	$(111,927)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019, the Loncar Cancer Immunotherapy ETF elected to defer $488,382 of late-year ordinary losses, and no post-October losses. The Loncar BioPharma ETF did not elect to defer any late-year ordinary income losses or any post-October capital losses.

At August 31, 2019, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Loncar Cancer Immunotherapy ETF	$11,530,065	$8,278,350
Loncar China BioPharma ETF	$ 111,184	$ —

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2019 was as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$—	$—
Loncar China BioPharma ETF	$—	$—

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2018 was as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$560,319	$—
Loncar China BioPharma ETF	$ —	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares for the Loncar Cancer Immunotherapy ETF and 25,000 shares for the Loncar China BioPharma ETF, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Loncar Cancer Immunotherapy ETF is $150; the Loncar China BioPharma ETF fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, are displayed in capital shares transactions section of the Statements of Changes in Net

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

Assets. There were no variable fees received during the current fiscal period in Loncar Cancer Immunotherapy ETF. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Loncar Cancer Immunotherapy ETF and
Loncar China BioPharma ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the four periods in the period then ended for Loncar Cancer Immunotherapy ETF and for each of the two periods in the period then ended for Loncar China BioPharma ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2019

Loncar ETFs
TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	50	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (39
	Audit		(2000–2011).		portfolios)
	Committee				(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	50	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (39
portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	50	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser) (2000–		(since 2018).
2013); Executive Vice
President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	50	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

Loncar ETFs
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since	Fund Services, LLC (2013–2014).
2019

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since	Services, LLC (2012-2019); Associate, Thompson Hine
	Secretary	2014	LLP (law firm) (2008–2012).
(other
roles
since
2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since	Services, LLC (2014–2015); Assistant Vice President,
		2015	U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since	Fund Services, LLC (2011–2015); Manager,
		2014	PricewaterhouseCoopers LLP (accounting firm)
		(other	(2005–2011).
roles
since
2013)

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since	Fund Services, LLC (2012–2017).
2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since	LLC (2012–2016).
2017

Loncar ETFs
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past Five Years
Jason Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1987	Treasurer	term;	LLC (since 2019); Officer, U.S. Bancorp Fund Services,
		since	LLC (2014–2019).
2019

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncaretfs.com.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2019 (Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2019	August 31, 2019	During the Period(1)
Actual	$1,000.00	$ 901.20	$3.79
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

Loncar China Biopharma ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2019	August 31, 2019	During the Period(1)
Actual	$1,000.00	$1,039.90	$4.06
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Loncar ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019.

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Loncar ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.loncarfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF
Symbol – CHNA
CUSIP – 26922A370

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Loncar Cancer Immunotherapy ETF

	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$ 3,000	$ 3,000
All Other Fees	N/A	N/A

Loncar China BioPharma ETF

	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$ 3,000	$ 3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Loncar Cancer Immunotherapy ETF

	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Loncar China BioPharma ETF

	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Loncar Cancer Immunotherapy ETF

Non-Audit Related Fees	FYE 08/31/2019	FYE 08/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Loncar China BioPharma ETF

Non-Audit Related Fees	FYE 08/31/2019	FYE 08/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    November 5, 2019

* Print the name and title of each signing officer under his or her signature.